Retirement Benefit and Other Post-retirement Obligations - Summary of Defined Plan Analysis (Detail) - UK Group plan [member]	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit	49.00%
Defined contribution	51.00%
Total	100.00%
Active [member]
Disclosure of defined benefit plans [line items]
Defined benefit	0.00%
Defined contribution	12.00%
Total	12.00%
Deferred [member]
Disclosure of defined benefit plans [line items]
Defined benefit	16.00%
Defined contribution	39.00%
Total	55.00%
Pensioners [member]
Disclosure of defined benefit plans [line items]
Defined benefit	33.00%
Defined contribution	0.00%
Total	33.00%